Stock Based Compensation (Tables)	12 Months Ended
Dec. 31, 2011
Stock Based Compensation [Abstract]
Schedule of options outstanding

	Options outstanding
	Number of options	Weighted average exercise price		Number of options exercisable

Outstanding at December 31, 2008	5,492,290	Cdn$	41.01	5,448,290
Granted	2,150,000		16.55	—
Exercised [i]	(93,578)		31.51	(93,578)
Cancelled [i]	(398,168)		32.36	(378,168)
Vested	—		—	12,000

Outstanding at December 31, 2009	7,150,544	Cdn$	34.26	4,988,544
Granted	6,341,000		34.04	—
Exercised	(1,504,616)		34.31	(1,504,616)
Cancelled [ii]	(844,478)		33.04	(844,478)
Vested	—		—	722,666

Outstanding at December 31, 2010	11,142,450	Cdn$	34.22	3,362,116
Exercised	(2,737,253)		33.28	(2,737,253)
Cancelled [iii]	(1,585,830)		47.64	(1,474,164)
Vested	—		—	2,868,001

Outstanding at December 31, 2011	6,819,367		31.48	2,018,700

The total intrinsic value of options exercised during 2011 was $19 million [2010 - $14 million; 2009 - $nil].

[i]

On August 12, 2009, following approval by the Company’s Corporate Governance and Compensation Committee and in accordance with the Amended and Restated Incentive Stock Option Plan, the Company granted stock appreciation rights [“SARs”] to certain executives in respect of 383,400 previously granted and unexercised stock options.

On August 14, 2009, 332,822 SARs were exercised and an equal number of previously granted and unexercised stock options were surrendered and cancelled. On exercise of the SARs, the executives received, in aggregate, cash of $1 million, representing an amount equal to the difference between the aggregate fair market value of the shares covered by the surrendered options and the aggregate exercise price of such surrendered options. Fair market value was determined based on the weighted average closing price of the Company’s Common Shares on the New York Stock Exchange [“NYSE”] for the five consecutive trading days ending on the trading day immediately prior to the date of exercise.

In addition, during the third quarter of 2009, 50,578 SARs were cancelled upon exercise of the corresponding number of options.

[ii]

On August 19, 2010, options to acquire 243,000 Common Shares were surrendered for cancellation in exchange for payment of the in-the-money value of such options on such date. The aggregate in-the-money value of the options surrendered was $4 million and was charged to contributed surplus.

On November 8, 2010, options to acquire 386,666 Common Shares were surrendered for cancellation in exchange for payment of the in-the-money value of such options on such date. The aggregate in-the-money value of the options surrendered was $8 million and was charged to contributed surplus.

[iii]

On June 22, 2011, the Company’s Honorary Chairman and Founder, Mr. Stronach, exercised 1,083,333 options on a cashless basis in accordance with applicable stock option plans. On exercise, cash payments totalling $25 million were made to Mr. Stronach which represented the difference between the aggregate fair market value of the Option Shares based on the closing price of the Company’s Common Shares on the Toronto Stock Exchange [“TSX”] on the date of exercise and the aggregate Exercise Price of all such options surrendered. Net of a tax benefit of $4 million, $7 million was charged to contributed surplus and $14 million was charged to retained earnings.

On July 13, 2011, 200,001 options were exercised on a cashless basis in accordance with applicable stock option plans. On exercise, cash payments totalling $5 million were made to the stock option holder which represented the difference between the aggregate fair market value of the Option Shares based on the closing price of the Company’s Common Shares on the TSX on the date of exercise and the aggregate Exercise Price of all such options surrendered. Net of a tax benefit of $2 million, $1 million was charged to contributed surplus and $2 million was charged to retained earnings.

Summary of characteristics of options outstanding
	4,016,666	4,016,666	4,016,666	4,016,666
	Options outstanding
	Number of options	Remaining contractual life [years]	Number of options exercisable

$15 to $20	1,317,203	4.2	600,536
$20 to $25	—	—	—
$25 to $30	4,016,666	5.2	716,666
$30 to $35	35,870	0.6	35,870
$35 to $40	71,320	4.9	71,320
$40 to $45	160,342	1.1	160,342
$45 to $50	10,000	2.0	10,000
$50 to $55	1,176,000	6.0	392,000
Over $55	31,966	0.5	31,966

	6,819,367		2,018,700

Weighted average exercise price	Cdn$ 31.48		Cdn$ 31.74

Weighted average life remaining [years]	4.96		4.52

Aggregate intrinsic value at December 31, 2011	$ 17		$ 4

Fair value of stock options granted and the compensation expenses
	00000000	00000000	00000000
	2011	2010	2009

Risk-free interest rate	—	2.26%	1.66%
Expected dividend yield	—	2.00%	2.05%
Expected volatility	—	35%	31%
Expected time until exercise	—	4 years	4 years

Weighted average fair value of options granted or modified in year (Cdn$)	$—	$10.00	$3.60

Compensation expense recorded in selling, general and administrative expense [iv]	$21	$43	$4

[iv]

During 2010, option agreements with three departing executives were modified resulting in a one-time charge to compensation expense of $20 million. These charges represent the fair value of the options at the date of modification net of originally measured compensation cost which has been reversed.

Schedule of company's long-term retention program

	2011	2010	2009

Common Shares awarded and not released	1,026,304	1,182,736	1,371,978

Reduction in stated value of Common Shares	$34	$39	$45

Compensation expense recorded in selling, general and administrative expense	$10	$7	$8

Unamortized compensation expense recorded as a reduction of shareholders’ equity	$5	$10	$18

Schedule of restricted stock unit programs outstanding

	Equity classified RSUs	Liability classified RSUs	Liability classified DSUs	Total

Outstanding at December 31, 2008	109,146	6,033	92,642	207,821
Granted	—	8,500	47,843	56,343
Dividend equivalents	—	74	664	738
Redeemed	(109,146)	(2,507)	—	(111,653)

Outstanding at December 31, 2009	—	12,100	141,149	153,249
Granted	20,940	26,000	31,983	78,923
Dividend equivalents	—	383	1,619	2,002
Redeemed	—	(3,636)	—	(3,636)

Outstanding at December 31, 2010	20,940	34,847	174,751	230,538
Granted	196,397	3,150	25,693	225,240
Dividend equivalents	—	948	4,621	5,569
Redeemed	—	(10,180)	—	(10,180)

Outstanding at December 31, 2011	217,337	28,765	205,065	451,167